Share capital (Schedule of Warrant Issuances) (Narrative) (Details)	1 Months Ended
	Jul. 31, 2016 CAD shares yr	Jun. 30, 2016 CAD shares yr
Broker Warrants [Member]
Disclosure of classes of share capital [line items]
Warrants granted | shares	224,728	388,886
Exercise price of warrants granted | CAD	CAD 4.2	CAD 4.2
Exercise period of warrants granted | yr	2	2
Broker Units [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants granted | CAD	CAD 4.68	CAD 4.68
Exercise period of warrants granted | yr	5	5